SHORT-TERM BORROWINGS - Non-Revolving Credit Facility (Details) $ in Millions, $ in Millions	1 Months Ended
	Jul. 31, 2025 CAD ($) facility	Apr. 30, 2025 CAD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2024 CAD ($)	Apr. 30, 2024 USD ($)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 USD ($)	Jul. 31, 2025 USD ($) facility
Non-Revolving Credit Facility, Maturing In 2025
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings				$ 250	$ 184	$ 250	$ 185
Maximum borrowing capacity						$ 500
Repayments of short-term borrowings		$ 500	$ 349
Non-Revolving Credit Facilities, Maturing July 2026
Disclosure of detailed information about borrowings [line items]
Proceeds received from short-term borrowings	$ 2,000
Maximum borrowing capacity	$ 2,000							$ 1,500
Number of facilities entered into | facility	2							2